Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	BIOLIFE SOLUTIONS, INC.
Entity Central Index Key	0000834365